Significant Accounting Policies and Practices - Schedule of Revenue Disaggregated By Revenue Source (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	$ 173,941	$ 196,946	$ 377,668	$ 488,830	$ 1,278,994	$ 1,498,874
Agency (Managed Services & Branded Content) [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue					483,550	714,548
Platform (Creator Subscriptions) [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue					569,901	736,567
Other Revenue [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue					$ 225,543	$ 47,759